FORM 13F COVER PAGE

Report for the Calendar Quarter ended: December 31,2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter M. Donovan
Title:    Authorized Representative
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Peter M. Donovan
 -------------------------
    Peter M. Donovan     Milford, Connecticut      February 8,2011


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  Wright Private Asset Management
                                                                           FORM 13F
                                                                           31-Dec-11

                                                                   Form 13F Information Table
                                                                  ----------------------------

                                                                                                           Voting Authority
                                   Title                                                               --------------------------
                                      of                   Value      Shares/ Sh/ Put/  Invstmt  Other
Name Of Issuer                     Class     CUSIP       (x$1000)    Prn Amt Prn  Call  Dscretn  Mgrs   Sole    Shared     None
-------------------------          -----    ---------    ---------  -------- ---- ---- -------- ------ ------   -------   ------
COMMON STOCK
----------------
AT&T Inc                             COM    00206r102        600      19,825   SH         SOLE          17,721     0       2,104
American Express Co.                 COM    025816109        224       4,740   SH         SOLE           4,580     0         160
Apple Computer  Inc                  COM    037833100        424       1,046   SH         SOLE           1,015     0          31
Caterpillar Inc                      COM    149123101        255       2,820   SH         SOLE           2,705     0         115
Chevron Corp                         COM    166764100        725       6,814   SH         SOLE           6,135     0         679
Cisco System Inc                     COM    17275r102        217      11,998   SH         SOLE          11,588     0         410
Coach Inc                            COM    189754104        223       3,659   SH         SOLE           3,540     0         119
Coca Cola Co.                        COM    191216100        251       3,581   SH         SOLE           3,485     0          96
Consolidated Edison Inc              COM    209115104        251       4,051   SH         SOLE           3,170     0         881
Costco Wholesale Corp                COM    22160k105        214       2,570   SH         SOLE           2,460     0         110
Exxon Mobil Corp                     COM    30231g102        396       4,669   SH         SOLE           4,528     0         141
General Electric Co.                 COM    369604103        296      16,511   SH         SOLE          14,630     0       1,881
Honeywell Intl Inc                   COM    438516106        328       6,039   SH         SOLE           5,185     0         854
I B M                                COM    459200101        565       3,075   SH         SOLE           2,860     0         215
Intel Corp                           COM    458140100        300      12,356   SH         SOLE          11,970     0         386
JP Morgan Chase & Co.                COM    46625h100        215       6,480   SH         SOLE           6,265     0         215
Johnson & Johnson                    COM    478160104        329       5,016   SH         SOLE           4,870     0         146
Mastercard Inc-Cl A                  COM    57636Q104        227         610   SH         SOLE             590     0          20
McDonalds Corp                       COM    580135101        462       4,600   SH         SOLE           4,450     0         150
Microsoft Corp                       COM    594918104        334      12,847   SH         SOLE          12,465     0         382
Pfizer Inc                           COM    717081103        479      22,145   SH         SOLE          19,610     0       2,535
Procter & Gamble                     COM    742718109        204       3,065   SH         SOLE           2,980     0          85
Progress Energy Inc                  COM    743263105        208       3,718   SH         SOLE           2,935     0         783
Schlumberger Ltd                     COM    806857108        214       3,136   SH         SOLE           3,025     0         111
US Bancorp                           COM    902973304        227       8,400   SH         SOLE           8,095     0         305
United Technologies                  COM    913017109        216       2,950   SH         SOLE           2,850     0         100
Verizon Communications               COM    92343v104        260       6,475   SH         SOLE           5,380     0       1,095
Wellpoint Inc                        COM    94973v107        194       2,935   SH         SOLE           2,845     0          90
Wells Fargo Company                  COM    949746101        204       7,411   SH         SOLE           7,151     0         260
                                                           ------
Total Common Stock                                         9,042

GRAND TOTAL                                                9,042
                                                          =======


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   29
Form 13F Information Table Value Total:              $ 9,042


List of Other Included Managers:            NONE